OTHER FINANCIAL ITEMS, NET (Tables)	6 Months Ended
Jun. 30, 2018
Other Income and Expenses [Abstract]
Schedule of Other Financial Items
Other financial items are comprised of the following:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2018	2017	2018	2017
Unrealized mark-to-market gains/(losses) for interest rate swaps	7,829	(4,076)	18,522	(1,426)
Unrealized mark-to-market gains on Earn-Out units (1)	4,500	500	4,500	500
Foreign exchange gains/(losses) on capital lease obligation and related restricted cash	670	(253)	518	(351)
Net interest income/(expense) on un-designated interest rate swaps	373	(2,169)	(85)	(4,447)
Gains/(losses) on repurchase of 2012 High-Yield Bonds and related cross currency interest rate swap(2)	—	20	—	(3,753)
Premium paid on repurchase of 2012 High-Yield Bond	—	(76)	—	(2,820)
Unrealized foreign exchange losses on 2012 High-Yield Bonds	—	(1,052)	—	(1,238)
Others	(597)	(604)	(1,089)	(1,078)
Total	12,775	(7,710)	22,366	(14,613)

(1) This relates to the mark-to-market movement on the Earn-Out units issuable in connection with the IDR reset transaction in October 2016 which were recognized as a derivative liability in our Financial Statements. See Note 9.

(2) This includes foreign exchange loss arising from the early repurchase of our 2012 High-Yield Bonds of $2.9 million and the reclassification of a $5.0 million loss from the Accumulated Other Comprehensive Loss upon cessation of hedge accounting for the related cross currency interest rate swap. This is offset by the mark to market gain on the cross currency interest rate swaps of $4.1 million.